Bridge Loan (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of accounting policy for flow-through shares [text block]
Fair value of Bridge Loan on initial recognition	$ 2,912
Finance expense	209
Finance expense paid in cash	(64)
Closing balance	$ 0